May 06, 2022
Sphere 500 Fossil Free Fund
Sphere 500 Fossil Free Fund
Sphere 500 Fossil Free Fund (the “Fund”), a series of Manager Directed Portfolios (the “Trust”) Supplement dated May 6, 2022 to the Prospectus dated December 9, 2021
The section entitled “Principal Investment Strategies — The Index” of the Summary Section of the Prospectus is hereby deleted and replaced with the following:
The Sphere 500 Fossil Free Index (the “Index”)
The Sphere 500 Fossil Free Index (the “Index”) is a modified version of the BITA US 500 Giants Index (the “Reference Index”). Fossil fuel companies, as defined by OurSphere.org (the “Index Provider”), are removed from the investable universe of securities. The Reference Index uses data obtained from As You Sow, an unaffiliated non-profit organization that promotes environmental and social corporate responsibility through shareholder advocacy, to determine the securities to be included in the Index. The Reference Index aims to track the market performance of the largest 500 listed companies, as measured by market capitalization, that trade on regulated U.S. stock exchanges. The Index is designed to measure the market performance of the Reference Index as adjusted by removing fossil fuel companies from the investable universe.
The composition of the Reference Index includes the 500 largest companies by market capitalization that trade on regulated U.S. stock exchanges. The Reference Index is then adjusted to remove fossil fuel companies to create the investable universe of the Index. Fossil fuel companies are designated as such using multiple screens and typically include companies in the coal and oil/gas industries, as well as fossil-fired utility companies.
On a monthly basis, As You Sow publishes a list of companies that are considered to be fossil fuel companies, based on one or more of the following screens:

Coal screen:
The coal screen is comprised of companies assigned to the coal industry as determined by the Morningstar Global Equity Classification Structure (“Morningstar”) (i.e., companies that engage in mining coal).

Oil/gas screen:	The oil/gas screen is comprised of companies assigned by Morningstar to one of the following oil and gas industries: drilling, exploration and production, integrated, midstream, refining and marketing, or equipment and services.
Macroclimate 30 screen:	The Macroclimate 30 screen is an exclusion list of the 30 largest public-company owners of coal-fired power plants in developed markets, plus China and India. Macroclimate LLC is an investment advisory firm focused on sustainable investing and maintains the Macroclimate 30 screen.
Utilities screen:	The utilities screen is comprised of companies assigned by Morningstar to one of the following utilities industries: regulated electric, regulated gas, independent power producers, and diversified.
If a company meets one or more of the screening criteria listed above, that company is excluded from the Index. Remaining Reference Index constituents are then weighted by free float-adjusted market capitalization. A company’s free float-adjusted market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares. The aggregate weight of companies with an individual weight greater than 5% is capped at 25% of the Index, and any remaining companies are capped at 4.5% of the Index.
The Index is typically composed of approximately 450 companies and is rebalanced and reconstituted quarterly as of close on the third Friday of March, June, September, and December, based on data as of the close of business on the Friday of such reconstitution month. As of August 31, 2021, the Index was composed of 451 companies.
The risk entitled “New Index Provider Risk” under “Principal Risks” in the Summary Section of the Prospectus is revised as follows:
New Index Provider Risk. The Index was created by and is owned by OurSphere.org, which has not previously been an index provider, which may create additional risks for investing in the Fund. There is no assurance that the Index will be compiled accurately, or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately. Any losses or costs associated with errors made by OurSphere.org or its agents may be borne by the Fund and its shareholders.
The date of this supplement is May 6, 2022. Please retain this supplement for future reference.